VistaShares Artificial Intelligence Supercycle ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Consumer Staple Products - 0.3%
Ajinomoto Co., Inc.	86,118	$2,913,112

Industrial Products - 9.7%
Advanced Energy Industries, Inc.	26,838	7,430,369
GE Vernova, Inc.	27,857	25,030,350
Legrand SA	106,492	16,891,417
Munters Group AB	278,031	4,869,725
Rigaku Holdings Corp.	414,010	4,215,412
Vertiv Holdings Co. - Class A	129,931	33,615,748
		92,053,021

Software & Tech Services - 0.7%
Nutanix, Inc. - Class A(a)	91,751	6,291,366

Tech Hardware & Semiconductors - 89.1%(b)
Advanced Micro Devices, Inc.(a)	99,317	46,750,498
AIXTRON SE	278,881	11,594,126
AP Memory Technology Corp.	278,764	8,146,215
Arista Networks, Inc.(a)	98,631	19,301,100
ARM Holdings PLC, ADR(a)	62,566	15,135,341
ASML Holding NV	11,295	19,156,433
Astera Labs, Inc.(a)	58,648	17,417,283
Asustek Computer, Inc.	544,403	17,144,524
Broadcom, Inc.	19,523	7,230,148
Celestica, Inc.(a)	14,400	4,319,481
Cisco Systems, Inc.	58,559	6,470,184
Coherent Corp.(a)	28,718	7,978,722
Corning, Inc.	133,557	19,863,933
Credo Technology Group Holding Ltd.(a)	47,525	10,749,680
Foxconn Industrial Internet Co., Ltd. - Class A	2,876,431	27,754,754
Hewlett Packard Enterprise Co.	118,832	6,207,784
Hygon Information Technology Co., Ltd. - Class A	159,530	6,027,615
IEIT Systems Co., Ltd. - Class A	724,773	9,187,134
Infineon Technologies AG, ADR	98,086	6,415,805
Intel Corp.(a)	310,156	27,762,064
Lumentum Holdings, Inc.(a)	2,884	2,638,168
Marvell Technology, Inc.	165,493	35,028,248
MediaTek, Inc.	79,205	9,800,127
Micron Technology, Inc.	71,372	68,426,478
Montage Technology Co., Ltd. - Class A(a)	351,334	10,715,403
MPI Corp.	82,956	13,415,430
Nanya Technology Corp.	896,073	15,338,492
Navitas Semiconductor Corp.(a)	1,390,056	16,110,749
Nokia Oyj	1,726,690	17,505,983
NVIDIA Corp.	91,976	20,306,461
Penguin Solutions, Inc.(a)	178,677	8,769,467
Quanta Computer, Inc.	517,469	5,521,823
Samsung Electro-Mechanics Co., Ltd.	12,736	13,567,944
Samsung Electronics Co., Ltd.	113,984	21,654,128
Sandisk Corp.(a)	10,746	16,835,758
Seagate Technology Holdings PLC	28,715	23,786,932
Semtech Corp.(a)	254,727	33,868,502
Silicon Motion Technology Corp., ADR	116,552	28,769,696
SIMMTECH Co., Ltd.	57,604	5,442,202
SK Hynix, Inc.	61,853	75,655,357
Super Micro Computer, Inc.(a)	164,960	6,149,709
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	83,945	34,864,037
Tower Semiconductor Ltd.(a)	93,451	19,084,547
Transcend Information, Inc.	576,297	5,350,213
Unimicron Technology Corp.	501,355	15,788,842
Vicor Corp.(a)	89,936	16,879,188
Vistance Networks, Inc.	212,457	1,340,604
Western Digital Corp.	25,506	11,491,728
		848,719,040

TOTAL COMMON STOCKS (Cost $838,869,958)		949,976,539

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	2,370,157	2,370,157

TOTAL SHORT-TERM INVESTMENTS (Cost $2,370,157)		2,370,157

TOTAL INVESTMENTS - 100.0% (Cost $841,240,115)		$952,346,696
Other Assets in Excess of Liabilities - 0.0%(d)		241,679
TOTAL NET ASSETS - 100.0%		$952,588,375

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.